Related party transactions - Ship Finance Transactions (Details) - USD ($)					1 Months Ended	12 Months Ended
		Dec. 30, 2014	Jun. 28, 2013	Jul. 01, 2010	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Payments of ordinary dividends, noncontrolling Interest						$ 14,000,000	$ 51,000,000	$ 69,000,000
Long-term debt due to related parties					$ 351,000,000	438,000,000	351,000,000
Interest expense	[1]					415,000,000	478,000,000	445,000,000
Dividend paid to non controlling interest in VIE								223,000,000
Ship Finance
Related Party Transaction [Line Items]
Lease costs on leased units						$ 193,000,000	300,000,000	259,000,000
SFL Deepwater Ltd | Ship Finance
Related Party Transaction [Line Items]
Payments of ordinary dividends, noncontrolling Interest				$ 290,000,000
SFL West Polaris Limited | Ship Finance
Related Party Transaction [Line Items]
Payments of ordinary dividends, noncontrolling Interest				$ 145,000,000
Variable Interest Entity, Primary Beneficiary | Ship Finance
Related Party Transaction [Line Items]
Interest rate on related party debt				4.50%
North Atlantic Drilling | Ship Finance
Related Party Transaction [Line Items]
Contingent consideration arrangements, maximum			$ 600,000,000
Lease term			15 years
SFL West Polaris Limited
Related Party Transaction [Line Items]
Percentage of voting interests acquired		100.00%
Loans assumed		$ 97,000,000
Total acquisition price		$ 111,000,000			111,000,000
Non-controlling interest
Related Party Transaction [Line Items]
Dividend paid to non controlling interest in VIE								223,000,000
Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Interest rate on related party debt						4.50%
Long-term debt due to related parties					351,000,000	$ 387,000,000	351,000,000
Gross loans outstanding					$ 415,000,000	415,000,000	415,000,000
Interest expense						19,000,000	24,000,000	20,000,000
Ship Finance | North Atlantic Drilling | Affiliated Entity
Related Party Transaction [Line Items]
Interest rate on related party debt			4.50%
Long-term debt due to related parties			$ 195,000,000			125,000,000
West Polaris | Ship Finance
Related Party Transaction [Line Items]
Lease costs on leased units						0	55,000,000	70,000,000
West Hercules | Ship Finance
Related Party Transaction [Line Items]
Lease costs on leased units						55,000,000	75,000,000	77,000,000
West Taurus | Ship Finance
Related Party Transaction [Line Items]
Lease costs on leased units						57,000,000	111,000,000	112,000,000
West Linus | Ship Finance
Related Party Transaction [Line Items]
Lease costs on leased units						$ 81,000,000	$ 59,000,000	$ 0

[1]	Includes transactions with related parties. Refer to Note 31.